Annual Total Returns (Vanguard PRIMECAP Core Fund - Investor Shares Retail) (Vanguard PRIMECAP Core Fund, Vanguard PRIMECAP Core Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Annual Total Return
2013	36.14%
2012	14.57%
2011	(0.86%)
2010	14.88%
2009	36.96%
2008	(31.32%)
2007	7.04%
2006	12.31%
2005	12.08%